Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Property, plant and equipment, net (Details)	12 Months Ended
Feb. 28, 2017
Buildings, leasehold improvements and other | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings, leasehold improvements and other | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
BlackBerry operations and other information technology | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
BlackBerry operations and other information technology | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Manufacturing equipment, research and development equipment and tooling | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Manufacturing equipment, research and development equipment and tooling | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Reducing balance method depreciation percentage	20.00%